Taxes (Details) - Schedule of income (loss) before income taxes - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Income Loss Before Income Taxes Abstract
Mainland China	$ 17,366,634	$ 14,814,221	$ 9,266,586
Non- Mainland China	(9,682,434)	(6,493,761)	(5,559,127)
Income (loss) before income taxes, total	$ 7,684,200	$ 8,320,460	$ 3,707,459